UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2025

Rule One Fund

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Rule One Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2025 Rule One Fund Founders Class Shares (ticker: RULRX )

This semi-annual shareholder report contains important information about the Rule One Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at ruleonefund.com. You can also contact us at (833) 785-3663.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Founders Class	$103	1.99%¹
[1]	Annualized.

Sector Breakdown

Money Market Fund
47.40%
Communication Services
20.88%
Consumer Staples
8.36%
Energy
4.61%
Real Estate
4.27%
Consumer Discretionary
4.17%
Financials
2.99%
Information Technology
2.40%

Portfolio Composition
Common Stocks	47.68%
Money Market Fund	47.40%
Options Purchased	4.51%
Options Written	-0.59%

For additional information about the Fund, including its summary prospectus, prospectus, financial information, holdings and proxy information, visit ruleonefund.com.

Key Fund Statistics

(as of June 30, 2025)

Fund Net Assets	$237,340,794
Number of Holdings	26
Total Advisory Fee	$1,909,658
Portfolio Turnover Rate	24.73%

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

ITEM 1. (b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Six Months Ended

June 30, 2025 (unaudited)

(833) RULE-ONE
ruleonefund.com

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

FINANCIAL STATEMENTS

AND OTHER INFORMATION

RULE ONE FUND

Schedule of Investments	June 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS

		Shares	Value
47.68%	COMMON STOCKS

20.88%	COMMUNICATION SERVICES
	Netflix, Inc.(A)	37,000	$49,547,810

4.17%	CONSUMER DISCRETIONARY
	Lululemon Athletica, Inc.(A)	41,700	9,907,086

8.36%	CONSUMER STAPLES
	Sprouts Farmers Market, Inc.(A)	120,500	19,839,120

4.61%	ENERGY
	Occidental Petroleum Corp.	260,500	10,943,605

2.99%	FINANCIALS
	Federal Home Loan Mortgage Corp(A)	400,000	3,296,000
	Federal National Mortgage Association(A)	400,000	3,816,000
			7,112,000

2.40%	INFORMATION TECHNOLOGY
	ASML Holding NV	7,100	5,689,869

4.27%	REAL ESTATE
	Howard Hughes Holdings, Inc.(A)	150,000	10,125,000

47.68%	TOTAL COMMON STOCKS		113,164,490
	(Cost: $63,281,329)

47.40%	MONEY MARKET FUND
	Federated Government Obligations Fund - Institutional Class 4.20%(B)	112,487,557	112,487,557
	(Cost: $112,487,557)

RULE ONE FUND

Schedule of Investments - continued	June 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS

4.51%	OPTIONS PURCHASED(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
4.11%	CALL OPTIONS
	ASML Holding NV	115	$9,215,985	$340.00	01/15/2027	$5,545,875
	Lam Research Corp.	650	6,327,100	35.00	01/15/2027	4,212,000
	TOTAL CALL OPTIONS					9,757,875
	(Cost: $8,229,205)

0.40%	PUT OPTIONS
	Amazon.com, Inc.	50	1,096,950	180.00	07/18/2025	$700
	Invesco QQQ Trust Series	1,000	55,164,000	349.78	06/18/2026	426,000
	S&P 500® Index	125	77,561,875	4,000.00	06/18/2026	522,500
	TOTAL PUT OPTIONS					949,200
	(Cost: $2,099,224)

4.51%	TOTAL OPTIONS PURCHASED					10,707,075
	(Cost: $10,328,429)

99.59%	TOTAL INVESTMENTS					236,359,122
	(Cost: $186,097,315)
0.41%	Other assets, net of liabilities					981,672
100.00%	NET ASSETS					$237,340,794

(A)Non-income producing.

(B)Effective 7 day yield as of June 30, 2025.

RULE ONE FUND

Schedule of Options Written	June 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS

(0.59%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.26%)	CALL OPTIONS
	ASML Holding NV	71	$(5,689,869)	$1,000.00	12/18/2026	$(585,040)
	Occidental Petroleum Corp.	500	(2,100,500)	52.50	11/21/2025	(37,500)
	TOTAL CALL OPTIONS					(622,540)
	(Premiums received: $(806,077))

(0.33%)	PUT OPTIONS
	Amazon.com, Inc.	60	(1,316,340)	207.50	07/03/2025	(660)
	Amazon.com, Inc.	50	(1,096,950)	185.00	07/18/2025	(900)
	ASML Holding NV	15	(1,202,085)	780.00	07/03/2025	(3,075)
	ASML Holding NV	85	(6,811,815)	650.00	12/18/2026	(486,200)
	Lam Research Corp.	1,300	(12,654,200)	65.00	03/20/2026	(257,400)
	Lam Research Corp.	150	(1,460,100)	91.00	07/03/2025	(450)
	Lowe’s Companies, Inc.	60	(1,331,220)	217.50	07/11/2025	(8,880)
	NIKE, Inc.	450	(3,196,800)	57.50	09/19/2025	(18,450)
	PayPal Holdings, Inc.	200	(1,486,400)	71.00	07/03/2025	(1,600)
	Ulta Beauty, Inc.	60	(2,806,920)	300.00	09/19/2025	(6,000)
	TOTAL PUT OPTIONS					(783,615)
	(Premiums received: $(2,137,785))

(0.59%)	TOTAL OPTIONS WRITTEN					$(1,406,155)
	(Premiums received: $(2,943,862))

(A)Non-income producing.

RULE ONE FUND

Statement of Assets and Liabilities	June 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS

ASSETS
Investments at value(1)	$236,359,122
Cash	1,360
Cash at brokers	852,032
Receivable for capital stock sold	1,677,506
Accrued interest	414,258
Dividends and interest receivable	70,661
TOTAL ASSETS	239,374,939

LIABILITIES
Option written at value(2)	1,406,155
Payable for capital stock purchased	253,400
Accrued advisory fees	330,961
Accrued administration, transfer agent and accounting fees	20,768
Other accrued expenses	22,861
TOTAL LIABILITIES	2,034,145
NET ASSETS	$237,340,794

Net Assets Consist of:
Paid-in-capital	$176,838,839
Distributable earnings (accumulated losses)	60,501,955
Net Assets	$237,340,794

NET ASSET VALUE PER SHARE
Net Assets	$237,340,794
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	16,342,976
Net Asset Value and Redemption Price Per Share	$14.52

(1) Identified cost of:	$186,097,315
(2) Premiums received of:	$2,943,862

See Notes to Financial Statements

FINANCIAL STATEMENTS

RULE ONE FUND

Statement of Operations	Six Months Ended June 30, 2025 (unaudited)

INVESTMENT INCOME
Dividends	$193,595
Interest	1,828,435
Total investment income	2,022,030

EXPENSES
Investment advisory fees (Note 2)	1,885,091
Recordkeeping and administrative services (Note 2)	93,050
Accounting fees	61,008
Custody fees	7,241
Transfer agent fees (Note 2)	33,453
Professional fees	22,616
Filing and registration fees	23,980
Trustee fees (Note 2)	8,477
Compliance fees (Note 2)	5,613
Shareholder servicing and reports	30,697
Insurance	1,808
Proxy expense	3,492
Interest expense	693
Other	9,065
Total expenses	2,186,284
Recovery of previously waived advisory fees (Note 2)	24,567
Net Expenses	2,210,851
Net investment income (loss)	(188,821)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	12,583,476
Net realized gain (loss) on options purchased	(3,020,875)
Net realized gain (loss) on options written	(957,619)
Net realized gain (loss) on investments, options purchased, and options written	8,604,982
Net change in unrealized appreciation (depreciation) of investments	2,404,028
Net change in unrealized appreciation (depreciation) of options purchased	829,934
Net change in unrealized appreciation (depreciation) of options written	6,092,742
Net change in unrealized appreciation (depreciation) of investments, options purchased and options written	9,326,704
Net realized and unrealized gain (loss)	17,931,686
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$17,742,865

RULE ONE FUND

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS

	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(188,821)	$232,664
Net realized gain (loss) on investments, options purchased and options written	8,604,982	16,587,008
Net change in unrealized appreciation (depreciation) of investments, options purchased and options written	9,326,704	12,929,255
Increase (decrease) in net assets from operations	17,742,865	29,748,927

DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings	—	(12,364,476)
Decrease in net assets from distributions	—	(12,364,476)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	12,598,803	26,676,427
Distributions reinvested	—	12,311,243
Shares redeemed	(11,381,498)	(17,989,966)
Increase (decrease) in net assets from capital stock transactions	1,217,305	20,997,704

NET ASSETS
Increase (decrease) during period	18,960,170	38,382,155
Beginning of period	218,380,624	179,998,469
End of period	$237,340,794	$218,380,624

See Notes to Financial Statements

FINANCIAL STATEMENTS

RULE ONE FUND

Statement of Cash Flows	Six Months Ended June 30, 2025 (unaudited)

INCREASE (DECREASE) IN CASH
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$17,742,865
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(27,165,982)
Proceeds from disposition of investment securities	46,683,710
Purchase options	(8,460,756)
Proceeds from disposition of options purchased	9,199,658
Premiums received from options written	6,130,311
Payments to close options written	(5,183,940)
Sale (purchase) of short term securities, net	(22,286,349)
Decrease (increase) in dividends and interest receivable	6,389
Decrease (increase) in prepaid assets	(50,269)
Increase (decrease) in interest expense payable	(149)
Increase (decrease) in accrued advisory fees	16,856
Increase (decrease) in other accrued expense	(890)
Net unrealized depreciation (appreciation) on investments, options purchased and options written	(9,326,704)
Net realized (gain) loss on investments, options purchased and options written	(8,604,982)
Net cash used in operating activities	(1,300,232)
Cash flows from financing activities:
Proceeds from shares sold	12,117,437
Payments on shares redeemed	(11,133,898)
Net cash provided by financing activities	983,539
Net increase (decrease) in cash	(316,693)
Cash:
Beginning balance	1,170,085
Ending balance	$853,392

Supplemental Disclosure of Cash Flow Information
Cash financing activities not included herein consist of:
Interest paid	$842

See Notes to Financial Statements

FINANCIAL STATEMENTS

RULE ONE FUND

Financial Highlights

See Notes to Financial Statements

FINANCIAL STATEMENTS

RULE ONE FUND

Selected Per Share Data Throughout Each Period

	Six Months Ended June 30, 2025 (unaudited)		Years Ended December 31,								Period of April 1, 2020 to December 31, 2020(1)
			2024		2023		2022		2021
Net asset value, beginning of period	$13.43		$12.23		$10.18		$11.64		$11.07		$8.88
Investment activities
Net investment income (loss)(2)	(0.01)		0.02		0.08		(0.04)		(0.11)		(0.05)
Net realized and unrealized gain (loss) on investments	1.99		1.99		2.06		(0.99)		1.53		2.42
Total from investment activities	1.98		2.01		2.14		(1.03)		1.42		2.37
Distributions
Net investment income	—		(0.02)		(0.09)		—		—		—
Net realized gain	—		(0.79)		—		(0.43)		(0.85)		(0.18)
Total distributions	—		(0.81)		(0.09)		(0.43)		(0.85)		(0.18)
Net asset value, end of period	$14.52		$13.43		$12.23		$10.18		$11.64		$11.07
Total Return(3)	8.13%		16.42%		21.02%		(8.84%)		12.87%		26.74%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross(5)	1.97	%(6)	2.36	%(7)	2.28	%(7)	2.05	%(7)	2.03	%(7)	2.15	%(7)
Expenses, net of waiver or recovery	1.99	%(6)	2.35	%(8)	2.25	%(8)	2.02	%(8)	2.01	%(8)	2.06	%(8)
Net investment income (loss)	(0.17	%)(6)	0.12%		0.76%		(0.36%)		(0.93%)		(0.72%)
Portfolio turnover rate(3)	24.73%		70.86%		100.92%		47.30%		61.92%		32.99%
Net assets, end of period (000’s)	$237,341		$218,381		$179,998		$148,358		$157,403		$109,267

(1)On August 25, 2020, the Board of Trustees approved a change to the Fund’s fiscal year end to December 31.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5) Gross expense ratio reflects the effect of interest and dividend expenses, which are excluded from the Fund’s expense limitation agreement.

(6)Recovery of previously waived fees increased the expense ratio and decreased the net investment income ration by 0.02% for the six months ended June 30, 2025.

(7)Ratio of total expenses before management fee waivers and reimbursements, excluding interest and dividend expenses, would have been: 2.00% for the year ended December 31, 2024; 2.02% for the year ended December 31, 2023, 2.02% for year ended December 31, 2022, 2.01% for the year ended December 31, 2021, 2.08% for the period April 1, 2020 to December 31, 2020 and 2.22% for the period June 3, 2019 to March 31, 2020.

(8)Ratio of total expenses net of management fee waivers and reimbursements, excluding interest and dividend expenses, would have been: 1.99% for the year ended December 31, 2024; 1.99% for the year ended December 31, 2023, 1.99% for the year ended December 31, 2022, 1.99% for the year ended December 31, 2021, 1.99% for the period April 1, 2020 to December 31, 2020 and 1.99% for the period June 3, 2019 to March 31, 2020.

RULE ONE FUND

Notes to Financial Statements	June 30, 2025 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Rule One Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified open-end management company. On August 25, 2020, the Board of Trustees of the Trust (the “Board”) approved a change in the Fund’s fiscal year end from March 31 to December 31. The Fund offers Founders Class and Investor Class shares. As of June 30, 2025, the Investor Class had no shares outstanding. The Founders Class commenced operations on June 3, 2019.

The Fund’s investment objective is to seek long-term capital appreciation with less volatility than the broad equity market.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Rule One Partners, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-today management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Portfolio Manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. Securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board. Short-term debt securities (less than 60 days to maturity) are valued at their current market prices. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation.

RULE ONE FUND

Notes to Financial Statements - continued	June 30, 2025 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2025

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

In accordance with GAAP, “fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

RULE ONE FUND

Notes to Financial Statements - continued	June 30, 2025 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2025

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$113,164,490	$—	$—	$113,164,490
Money Market Fund	112,487,557	—	—	112,487,557
Call Options Purchased	—	9,757,875	—	9,757,875
Put Options Purchased	—	949,200	—	949,200
	$225,652,047	$10,707,075	$—	$236,359,122
Liabilities
Call Options Written	$—	$(622,540)	$—	$(622,540)
Put Options Written	—	(783,615)	—	(783,615)
	$—	$(1,406,155)	$—	$(1,406,155)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and sector. The Fund held no Level 3 securities during the six months ended June 30, 2025.

RULE ONE FUND

Notes to Financial Statements - continued	June 30, 2025 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2025

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2025, there were no such reclassifications.

RULE ONE FUND

Notes to Financial Statements - continued	June 30, 2025 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2025

Derivatives

The Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Fund is subject to the requirements of Rule 18f-4 under the 1940 Act and has adopted policies and procedures to manage risks concerning their use of derivatives.

The following are the derivatives held by the Fund on June 30, 2025:

Derivative	Value of Asset Derivatives
Call Options Purchased	$9,757,875
Put Options Purchased	949,200
	$10,707,075	*

	Value of Liability Derivatives
Call Options Written	$(622,540)
Put Options Written	(783,615)
	$(1,406,155	)**

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Options written at value.

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Notes to Financial Statements - continued	June 30, 2025 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2025

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended June 30, 2025 is as follows:

Derivative	Realized Gain (Loss) On Derivatives*	Change in Unrealized Appreciation (Depreciation) on Derivatives**
Call Options Purchased	$1,228,549	$3,945,933
Put Options Purchased	(4,249,414)	(3,115,999)
	$(3,020,875)	$829,934

Call Options Written	$(1,858,393)	$829,594
Put Options Written	900,774	5,263,148
	$(957,619)	$6,092,742

*Statement of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) of options purchased and options written, respectively.

The derivative instruments outstanding as June 30, 2025 disclosed above, and their effect on the Statement of Operations for six months ended June 30, 2025, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the six months ended June 30, 2025:

Average Notional Value
Options as Purchased	$288,062,382
Options as Written	(75,218,633)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security to/from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis

RULE ONE FUND

Notes to Financial Statements - continued	June 30, 2025 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2025

of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate the Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Short Sales

The Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price

RULE ONE FUND

Notes to Financial Statements - continued	June 30, 2025 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2025

declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. As of June 30, 2025, the value of securities sold short against collateral for the Fund was as follows:

Securities Sold Short	Collateral of Cash and Securities	Segregated Cash of Collateral	Securities Held as Collateral
$ —	$852,032	$852,032	$ —

The collateral includes deposits with brokers for options written and securities sold short. For the six months ended June 30, 2025, the margin interest fees and short debit fees associated with such transactions were $693.

NOTE 2	–	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment advisory services for an annual fee of 1.70% of the daily net assets of the Fund.

The Advisor earned and waived management fees for the six months ended June 30, 2025 as follows:

Management Fee Earned	Management Fee Waived	Recoupment of Previously Waived Management Fees
$1,885,091	$ —	$24,567

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.99% of the average daily net assets of the Fund. This agreement is in effect until May 1,

RULE ONE FUND

Notes to Financial Statements - continued	June 30, 2025 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2025

2026. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amounts of recoverable waivers and reimbursements as of June 30, 2025 are as follows:

Recoverable Waivers and Reimbursements and Expiration Date
2025	2026	2027	Total
$21,526	$48,077	$18,031	$87,634

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, fund accountant, transfer and dividend disbursing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For it’s services, fees to CFS are computed daily and paid monthly. For the six months ended June 30, 2025, the following fees were paid by the Fund to CFS:

Administration	Transfer Agent	Fund Accounting
$90,422	$33,306	$57,089

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the six months ended June 30, 2025, Watermark received $5,613 in fees from the Fund.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended June 30, 2025, were as follows:

Purchases	Sales
$35,395,187	$56,964,045

RULE ONE FUND

Notes to Financial Statements - continued	June 30, 2025 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2025

The above amounts do not include the following:

Payments to purchase options	$6,364,518
Proceeds from disposition of options purchased	10,083
Premiums received from options written	6,130,311
Payments to close options written	5,183,940

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distribution classifications may differ from the Statements of Changes in Net Assets as a result of the treatment of short capital gains as ordinary income for tax purposes.

The Fund did not pay any distributions during the six months ended June 30, 2025. The tax character of distributions paid during the year ended December 31, 2024 were as follows:

Year Ended December 31, 2024
Distributions paid from:
Ordinary income	$719,717
Realized gains	11,644,759
$12,364,476

As of June 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated net investment income	$(188,822)
Accumulated net realized gain (loss) on investments	8,891,263
Net unrealized appreciation (depreciation) on investments	51,799,514
$60,501,955

Cost of securities for Federal Income tax purposes, inclusive of premiums received from options written, and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$183,153,453	$59,722,281	$(7,922,767)	$51,799,514

RULE ONE FUND

Notes to Financial Statements - continued	June 30, 2025 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2025

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Shares sold	915,643	2,004,166
Shares reinvested	—	916,009
Shares redeemed	(833,306)	(1,371,712)
Net increase (decrease)	82,337	1,548,463

NOTE 6 – RISKS AND BORROWINGS

The Fund engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

RULE ONE FUND

Notes to Financial Statements - continued	June 30, 2025 (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2025

The Fund has a leverage agreement with Interactive Brokers. The interest rate charged for these borrowings is a blended rate based on the tier of the margin balance. During the six months ended June 30, 2025, the interest was as follows:

Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 6/30/2025	Interest Expense
$26,802	2.59%	$4,851,084	$ —	$693

NOTE 7 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2025, the Fund had 47.40% of the value of its net assets in a money market fund.

NOTE 8 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Funds will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

RULE ONE FUND

Supplemental Information (unaudited)

FINANCIAL STATEMENTS | JUNE 30, 2025

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 for remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 4, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 4, 2025

* Print the name and title of each signing officer under his or her signature.